Investment Securities	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Investment Securities

NOTE 6

Investment Securities

Investment securities include debt and equity securities classified as available for sale. The Company's investment securities, principally debt securities, are carried at fair value on the Consolidated Balance Sheets with unrealized gains (losses) recorded in AOCI, net of income taxes. Realized gains and losses are recognized in results of operations upon disposition of the securities using the specific identification method on a trade date basis. Refer to Note 3 for a description of the Company's methodology for determining the fair value of investment securities.

The following is a summary of investment securities as of December 31:

	2013				2012
		Gross	Gross	Estimated		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair		Unrealized	Unrealized	Fair
Description of Securities (Millions)	Cost	Gains	Losses	Value	Cost	Gains	Losses	Value
State and municipal obligations	$4,060	$54	$(79)	$4,035	$4,280	$199	$(5)	$4,474
U.S. Government agency obligations	3	―	―	3	3	―	―	3
U.S. Government treasury obligations	318	3	(1)	320	330	8	―	338
Corporate debt securities	43	3	―	46	73	6	―	79
Mortgage-backed securities (a)	160	5	(1)	164	210	14	―	224
Equity securities (b)	29	95	―	124	64	232	―	296
Foreign government bonds and obligations	272	5	(1)	276	134	15	―	149
Other (c)	50	―	(2)	48	51	―	―	51
Total	$4,935	$165	$(84)	$5,016	$5,145	$474	$(5)	$5,614

  Represents mortgage-backed securities guaranteed by Fannie Mae, Freddie Mac or Ginnie Mae.
  Primarily represents the Company's investment in ICBC.
  Other comprises investments in various mutual funds.

The following table provides information about the Company's investment securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31:

	2013				2012
	Less than 12 months		12 months or more		Less than 12 months		12 months or more
		Gross		Gross		Gross		Gross
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
Description of Securities (Millions)	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
State and municipal obligations	$1,320	$(63)	$106	$(16)	$100	$(1)	$73	$(4)
Foreign government bonds and obligations	208	(1)	―	―	―	―	―	―
U.S. Government treasury obligations	166	(1)	―	―	―	―	―	―
Mortgage-backed securities	35	(1)	―	―	―	―	―	―
Other	30	(1)	17	(1)	―	―	―	―
Total	$1,759	$(67)	$123	$(17)	$100	$(1)	$73	$(4)

The following table summarizes the gross unrealized losses due to temporary impairments by ratio of fair value to amortized cost as of December 31:

	Less than 12 months			12 months or more			Total
			Gross			Gross			Gross
Ratio of Fair Value to	Number of	Estimated	Unrealized	Number of	Estimated	Unrealized	Number of	Estimated	Unrealized
Amortized Cost (Dollars in millions)	Securities	Fair Value	Losses	Securities	Fair Value	Losses	Securities	Fair Value	Losses
2013:
90%–100%	228	$1,665	$(53)	6	$24	$(2)	234	$1,689	$(55)
Less than 90%	13	94	(14)	5	99	(15)	18	193	(29)
Total as of December 31, 2013	241	$1,759	$(67)	11	$123	$(17)	252	$1,882	$(84)
2012:
90%–100%	46	$100	$(1)	4	$73	$(4)	50	$173	$(5)
Total as of December 31, 2012	46	$100	$(1)	4	$73	$(4)	50	$173	$(5)

The gross unrealized losses are attributed to overall wider credit spreads for state and municipal securities, wider credit spreads for specific issuers, adverse changes in market benchmark interest rates, or a combination thereof, all as compared to those prevailing when the investment securities were acquired.

Overall, for the investment securities in gross unrealized loss positions identified above, (i) the Company does not intend to sell the investment securities, (ii) it is more likely than not that the Company will not be required to sell the investment securities before recovery of the unrealized losses, and (iii) the Company expects that the contractual principal and interest will be received on the investment securities. As a result, the Company recognized no other-than-temporary impairment during the periods presented.

Supplemental Information

Gross realized gains and losses on the sales of investment securities, included in other non-interest revenues, were as follows:

(Millions)	2013	2012	2011
Gains	$136	$127	$16
Losses	―	(1)	―
Total	$136	$126	$16

Contractual maturities of investment securities, excluding equity securities and other securities, as of December 31, 2013 were as follows:

		Estimated
(Millions)	Cost	Fair Value
Due within 1 year	$505	$505
Due after 1 year but within 5 years	489	496
Due after 5 years but within 10 years	215	224
Due after 10 years	3,647	3,619
Total	$4,856	$4,844

The expected payments on state and municipal obligations and mortgage-backed securities may not coincide with their contractual maturities because the issuers have the right to call or prepay certain obligations.